General information and corporate reorganization (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2017	Dec. 31, 2007	Dec. 31, 2016	Dec. 31, 2015
Corporate Reorganization [Line Items]
Fai value of contribution in shares	$ 1,506,867
Conversion (Note 1)			$ 1,500,000,000
Nominal value of issued capital		$ 1,500,000		$ 20	$ 20
Nominal value of shares authorised		$ 1		$ 1	$ 1
ACI Airports International S.a. r.l.
Corporate Reorganization [Line Items]
Value of eliminated shares		$ 20
Free distributable reserves		$ 1,499,900